OTHER RECEIVABLES, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Receivables Net
Beginning balance	$ 13,665,255	$ 32,937
(Write-off)/Addition	(20,554)	13,471,554
Exchange rate effect	(1,155,482)	160,764
Ending balance	$ 12,489,219	$ 13,665,255